Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

This supplement amends the Prospectus of each of the Oppenheimer Funds referenced above as described below and is in addition to any existing supplements of the Funds.

1.    The section of each Prospectus, with the exceptions of Capital
Preservation Fund and Senior Floating Rate Fund, entitled "At What Price Are
Shares Sold? - Net Asset Value." is amended by replacing the second and third paragraphs with the following:

           The net asset value per share for a class of shares on
           a "regular business day" is determined by dividing the
           value of the Fund's net assets attributable to that
           class by the number of shares of that class outstanding
           on that day.  To determine net asset values, the Fund
           assets are valued primarily on the basis of current
           market quotations.  If market quotations are not
           readily available or do not accurately reflect fair
           value for a security (in the Manager's judgment) or if
           a security's value has been materially affected by
           events occurring after the close of the exchange or
           market on which the security is principally traded,
           that security may be valued by another method that the
           Board of Directors/Trustees believes accurately
           reflects the fair value.

           The Board has adopted valuation procedures for the Fund
           and has delegated the day-to-day responsibility for
           fair value determinations to the Manager's Valuation
           Committee.  Fair value determinations by the Manager
           are subject to review, approval and ratification by the
           Board at its next scheduled meeting after the fair
           valuations are determined.  In determining whether
           current market prices are readily available and
           reliable, the Manager monitors the information it
           receives in the ordinary course of its investment
           management responsibilities for significant events that
           it believes in good faith will affect the market prices
           of the securities of issuers held by the Fund.  Those
           may include events affecting specific issuers (for
           example, a halt in trading of the securities of an
           issuer on an exchange during the trading day) or events
           affecting securities markets (for example, a foreign
           securities market closes early because of a natural
           disaster).

           If, after the close of the principal market on which a
           security held by the Fund is traded and before the time
           as of which the Fund's net asset values are calculated
           that day, a significant event occurs that the Manager
           learns of and believes in the exercise of its judgment
           will cause a material change in the value of that
           security from the closing price of the security on the
           principal market on which it is traded, the Manager
           will use its best judgment to determine a fair value
           for that security.

           The Manager believes that foreign securities values may
           be affected by volatility that occurs in U.S. markets
           on a trading day after the close of foreign securities
           markets.  The Manager's fair valuation procedures
           therefore include a procedure whereby foreign
           securities prices may be "fair valued" to take those
           factors into account.

2.    The section of the Capital Preservation Fund Prospectus
entitled "At What Price Are Shares Sold? - Net Asset Value." is
amended by replacing the second paragraph with the following:

           The net asset value per share for a class of shares on
           a "regular business day" is determined by dividing the
           value of the Fund's net assets attributable to that
           class by the number of shares of that class outstanding
           on that day.  To determine net asset values, the Fund
           assets are valued primarily on the basis of current
           market quotations.  If market quotations are not
           readily available or do not accurately reflect fair
           value for a security (in the Manager's judgment) or if
           a security's value has been materially affected by
           events occurring after the close of the exchange or
           market on which the security is principally traded,
           that security may be valued by another method that the
           Board of Directors believes accurately reflects the
           fair value.

           The Board has adopted valuation procedures for the Fund
           and has delegated the day-to-day responsibility for
           fair value determinations to the Manager's Valuation
           Committee.  Fair value determinations by the Manager
           are subject to review, approval and ratification by the
           Board at its next scheduled meeting after the fair
           valuations are determined.  In determining whether
           current market prices are readily available and
           reliable, the Manager monitors the information it
           receives in the ordinary course of its investment
           management responsibilities for significant events that
           it believes in good faith will affect the market prices
           of the securities of issuers held by the Fund.  Those
           may include events affecting specific issuers (for
           example, a halt in trading of the securities of an
           issuer on an exchange during the trading day) or events
           affecting securities markets (for example, a foreign
           securities market closes early because of a natural
           disaster).

           If, after the close of the principal market on which a
           security held by the Fund is traded and before the time
           as of which the Fund's net asset values are calculated
           that day, a significant event occurs that the Manager
           learns of and believes in the exercise of its judgment
           will cause a material change in the value of that
           security from the closing price of the security on the
           principal market on which it is traded, the Manager
           will use its best judgment to determine a fair value
           for that security.

           The Manager believes that foreign securities values may
           be affected by volatility that occurs in U.S. markets
           on a trading day after the close of foreign securities
           markets.  The Manager's fair valuation procedures
           therefore include a procedure whereby foreign
           securities prices may be "fair valued" to take those
           factors into account.

3.    The section of each Prospectus, with the exceptions of Cash Reserves
Fund, Money Market Fund, Inc., Principal Protected Main Street Fund and
Principal Protected Main Street Fund II, entitled "Which Class of Shares
Should You Choose? - Investing for the Shorter Term" is amended by replacing the third paragraph of that section with the following:

           If you invest $1 million or more, in most cases Class A
           shares will be the most advantageous choice, no matter
           how long you intend to hold your shares.  The
           Distributor normally will not accept purchase orders of
           $250,000 or more for Class B shares or $1 million or
           more for Class C shares from a single investor.
           Effective July 15, 2004, the limit on Class B share
           purchase orders on behalf of a single investor shall be
           reduced so that the Distributor will not accept
           purchase orders of $100,000 or more for Class B shares
           from a single investor.  Dealers or other financial
           intermediaries purchasing shares for their customers in
           omnibus accounts are responsible for compliance with
           those limits.

4.    The section of the Cash Reserves entitled "Which Class of
Shares Should You Choose?" is amended by adding the following paragraph to the end of that section:

           Investing for the Shorter Term. If you invest $1
           million or more, in most cases Class A shares will be
           the most advantageous choice, no matter how long you
           intend to hold your shares.  The Distributor normally
           will not accept purchase orders of $250,000 or more for
           Class B shares or $1 million or more for Class C shares
           from a single investor.  Effective July 15, 2004, the
           limit on Class B share purchase orders on behalf of a
           single investor shall be reduced so that the
           Distributor will not accept purchase orders of $100,000
           or more for Class B shares from a single investor.
           Dealers or other financial intermediaries purchasing
           shares for their customers in omnibus accounts are
           responsible for compliance with those limits.

5.    The section of each Prospectus, with the exceptions of Bond Fund, Cash
Reserves, Convertible Securities Fund, Equity Fund, Inc., Limited Term New
York Municipal Fund, Money Market Fund, Inc., Principal Protected Main Street
Fund, Principal Protected Main Street Fund II and Rochester Fund Municipals,
entitled "Which Class of Shares Should You Choose? - Are There Differences in
Account Features That Matter to You?" is amended by deleting the second and third sentences (for those Funds which have a third sentence)in the second paragraph.  Share certificates will no longer be issued for Class A shares.

6.    The section of each Prospectus, with the exceptions of Cash Reserves,
Money Market Fund, Inc., Principal Protected Main Street Fund, and Principal
Protected Main Street Fund II, entitled "How Can You Buy Class A Shares? -
Can You Reduce Class A Sales Charges?" is amended by adding the following to the end of that section:

           To receive the reduced sales charge, at the time you
           purchase shares of the Fund or any other Oppenheimer
           fund, you must inform your broker-dealer or financial
           intermediary of any other Oppenheimer funds that you
           and your spouse own.  This includes, for example,
           shares of an Oppenheimer fund held in a retirement
           account, an employee benefit plan, or at a
           broker-dealer or financial intermediary other than the
           one handling your current purchase.  For more complete
           information about ways to reduce your sales charges,
           please visit the OppenheimerFunds website:
           www.oppenheimerfunds.com.
           ------------------------

7.    The section of each Prospectus, with the exceptions of AMT-Free
Municipals, AMT-Free New York Municipals, Cash Reserves, California Municipal
Fund, Limited Term California Municipal Fund, Limited Term Municipal Fund,
Limited Term New York Municipal Fund, Money Market Fund, Inc., New Jersey
Municipal Fund, Pennsylvania Municipal Fund, Principal Protected Main Street
Fund, Principal Protected Main Street Fund II, Rochester Fund Municipals,
Rochester National Municipals and Senior Floating Rate Fund, entitled "How
Can You Buy Class A Shares? - Class A Contingent Deferred Sales Charge." is
amended by deleting the first paragraph and replacing it with the following paragraphs:

           There is no initial sales charge on purchases of Class
           A shares of any one or more of the Oppenheimer funds
           aggregating $1 million or more, or on purchases of
           Class A shares by certain retirement plans that
           satisfied certain requirements prior to March 1, 2001
           ("grandfathered retirement accounts").  However, those
           Class A shares may be subject to a Class A contingent
           deferred sales charge, as described below.  Retirement
           plans holding shares of Oppenheimer funds in an
           omnibus account(s) for the benefit of plan participants
           in the name of a fiduciary or financial intermediary
           (other than OppenheimerFunds-sponsored Single DB Plus
           plans) are not permitted to make initial purchases of
           Class A shares subject to a contingent deferred sales
           charge.

           The Distributor pays dealers of record concessions in
           an amount equal to 1.0% of purchases of $1 million or
           more other than purchases by grandfathered retirement
           accounts.  For grandfathered retirement accounts, the
           concession is 0.75% of the first $2.5 million of
           purchases plus 0.25% of purchases in excess of $2.5
           million.  In either case, the concession will not be
           paid on purchases of shares by exchange or that were
           previously subject to a front-end sales charge and
           dealer concession.

8.    For the Senior Floating Rate Fund, the section entitled "How Can You
Buy Class A Share? - Class A Early Withdrawal Charge." is amended by deleting the first paragraph and replacing it the following paragraphs:

           There is no initial sales charge on purchases of Class
           A shares of any one or more of the Oppenheimer funds
           aggregating $1 million or more, or on purchases of
           Class A shares by certain retirement plans that
           satisfied certain requirements prior to March 1, 2001
           ("grandfathered retirement accounts").  However, those
           Class A shares may be subject to a Class A contingent
           deferred sales charge, as described below.  Retirement
           plans holding shares of Oppenheimer funds in an
           omnibus account(s) for the benefit of plan participants
           in the name of a fiduciary or financial intermediary
           (other than OppenheimerFunds-sponsored Single DB Plus
           plans) are not permitted to make initial purchases of
           Class A shares subject to a contingent deferred sales
           charge.

           The Distributor pays dealers of record concessions in
           an amount equal to 1.0% of purchases of $1 million or
           more other than purchases by grandfathered retirement
           accounts.  For grandfathered retirement accounts, the
           concession is 0.75% of the first $2.5 million of
           purchases plus 0.25% of purchases in excess of $2.5
           million.  In either case, the concession will not be
           paid on purchases of shares by exchange or that were
           previously subject to a front-end sales charge and
           dealer concession.

9.    The first paragraph of the section entitled "Who Can Buy Class Y
Shares?" for the following Prospectuses: Bond Fund, Capital Appreciation
Fund, Capital Preservation Fund, Discovery Fund, Emerging Growth Fund,
Emerging Technologies Fund, Enterprise Fund, Equity Fund, Inc., Global Fund,
Global Opportunities Fund, Growth Fund, High Yield Fund, Limited Term
Government Fund, Main Street Fund, Main Street Opportunity Fund, Main Street
Small Cap Fund, MidCap Fund, Quest Balanced Fund, Quest Opportunity Value
Fund, Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund, Rochester
Fund Municipals, Select Value Fund, Strategic Income Fund, U.S. Government
Trust, and Value Fund is amended by deleting the next to last sentence in that paragraph and substituting the following in its place:

            "They may include insurance companies, registered
            investment companies, employee benefit plans and Section
            529 plans, among others."

10.   The section of the Prospectuses for Bond Fund, Limited Term Government
Fund, Main Street Fund, Inc., Strategic Income Fund and U.S. Government Trust
entitled "Who Can Buy Class Y Shares?" is amended by adding the following paragraph after the final paragraph in that section:

            Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other Oppenheimer funds
            that act as "funds of funds." The Fund's Board of
            Directors/Trustees has approved making the Fund's shares
            available as an investment to those funds. Those funds of
            funds may invest significant portions of their assets in
            shares of the Fund, as described in their respective
            prospectuses. Those other funds, individually and/or
            collectively, may own significant amounts of the Fund's
            shares from time to time. Those funds of funds typically
            use asset allocation strategies under which they may
            increase or reduce the amount of their investment in the
            Fund frequently, which may occur on a daily basis under
            volatile market conditions. Depending on a number of
            factors, such as the flows of cash into and from the Fund
            as a result of the activity of other investors and the
            Fund's then-current liquidity, those purchases and
            redemptions of the Fund's shares by funds of funds could
            require the Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance, if the size of those purchases and redemptions were significant relative to the size of the Fund. For a
            further discussion of the possible effects of frequent
            trading in the Fund's shares, please refer to "Are There
            Limitations On Exchanges?".

11.   The section of each Prospectus, with the exceptions of the following Funds: AMT-Free Municipals, AMT-Free New York Municipals,
California Municipal Fund, Capital Preservation Fund, Cash  Reserves,
High Yield, International Value Fund, Limited Term California Municipal
Fund, Limited Term Municipal Fund, Limited Term New York Municipal
Fund, Main Street Opportunity Fund, Main Street Small Cap Fund, Money
Market Fund, Inc., New Jersey Municipal Fund, Pennsylvania Municipal
Fund, Principal Protected Main Street Fund, Principal Protected Main
Street Fund II, Rochester Fund Municipals, Rochester National
Municipals and Senior Floating Rate Fund, entitled "Distribution and
Service (12b-1) Plans - Distribution and Service Plans for Class B,
Class C (add "Class M" for Convertible Securities Fund only) and Class
N Shares." is amended by deleting the seventh paragraph and replacing it with the following paragraphs:

           Under certain circumstances, the Distributor will pay
           the full Class B, Class C or Class N asset-based sales
           charge and the service fee to the dealer beginning in
           the first year after purchase of such shares in lieu of
           paying the dealer the sales concession and the advance
           of the first year's service fee at the time of
           purchase, if there is a special agreement between the
           dealer and the Distributor.  In those circumstances,
           the contingent deferred sales charge will not be paid to
           the dealer.

           For Class C shares purchased through the
           OppenheimerFunds Recordkeeper Pro program, the
           Distributor will pay the Class C asset-based sales
           charge to the dealer of record in the first year after
           the purchase of such shares in lieu of paying the
           dealer a sales concession at the time of purchase.  The
           Distributor will use the service fee it receives from
           the Fund on those shares to reimburse FASCorp for
           providing personal services to the Class C accounts
           holding those shares.

           In addition, the Manager and the Distributor may make
           substantial payments to dealers or other financial
           intermediaries and service providers for distribution
           and/or shareholder servicing activities, out of their
           own resources, including the profits from the advisory
           fees the Manager receives from the Fund.  Some of these
           distribution-related payments may be made to dealers or
           financial intermediaries for marketing, promotional or
           related expenses; these payments are often referred to
           as "revenue sharing."  In some circumstances, those
           types of payments may create an incentive for a dealer
           or financial intermediary or its representatives to
           recommend or offer shares of the Fund or other
           Oppenheimer funds to its customers.  You should ask
           your dealer or financial intermediary for more details
           about any such payments it receives.

12.   The section of each Prospectus for Cash Reserves, High Yield
Fund, Main Street Opportunity Fund and Main Street Small Cap Fund
entitled "Distributions and Service (12b-1) Plans - Distribution and
Service Plans for Class B, Class C and Class N Shares." is amended by adding the following paragraphs at the end of the section:

           Under certain circumstances, the Distributor will pay
           the full Class B, Class C or Class N asset-based sales
           charge and the service fee to the dealer beginning in
           the first year after purchase of such shares in lieu of
           paying the dealer the sales concession and the advance
           of the first year's service fee at the time of
           purchase, if there is a special agreement between the
           dealer and the Distributor.  In those circumstances,
           the contingent deferred sales charge will not be paid
           to the dealer.

           For Class C shares purchased through the
           OppenheimerFunds Recordkeeper Pro program, the
           Distributor will pay the Class C asset-based sales
           charge to the dealer of record in the first year after
           the purchase of such shares in lieu of paying the
           dealer a sales concession at the time of purchase.  The
           Distributor will use the service fee it receives from
           the Fund on those shares to reimburse FASCorp for
           providing personal services to the Class C accounts
           holding those shares.

           In addition, the Manager and the Distributor may make
           substantial payments to dealers or other financial
           intermediaries and service providers for distribution
           and/or shareholder servicing activities, out of their
           own resources, including the profits from the advisory
           fees the Manager receives from the Fund.  Some of these
           distribution-related payments may be made to dealers or
           financial intermediaries for marketing, promotional or
           related expenses; these payments are often referred to
           as "revenue sharing."  In some circumstances, those
           types of payments may create an incentive for a dealer
           or financial intermediary or its representatives to
           recommend or offer shares of the Fund or other
           Oppenheimer funds to its customers.  You should ask
           your dealer or financial intermediary for more details
           about any such payments it receives.

13.   The section of the Prospectus for the Capital Preservation Fund entitled "Distribution and Service (12b-) Plans - Distribution and
Service Plans for Class B, Class C and Class N Shares." is amended by deleting the last paragraph of the section and replacing it with the following paragraphs:

           Under certain circumstances, the Distributor will pay
           the full Class B, Class C or Class N asset-based sales
           charge and the service fee to the dealer beginning in
           the first year after purchase of such shares in lieu of
           paying the dealer the sales concession and the advance
           of the first year's service fee at the time of
           purchase, if there is a special agreement between the
           dealer and the Distributor.  In those circumstances,
           the contingent deferred sales charge will not be paid
           to the dealer.  Furthermore, the Distributor pays a
           sales concession of 0.25% of the purchase price of
           Class N shares to dealers from its own resources at the
           time of sale, except for Class N shares purchased
           through the OppenheimerFunds Recordkeeper Pro program,
           for which the Distributor does not pay a sales
           concession.

           For Class C shares purchased through the
           OppenheimerFunds Recordkeeper Pro program, the
           Distributor will pay the Class C asset-based sales
           charge to the dealer of record in the first year after
           the purchase of such shares in lieu of paying the
           dealer a sales concession at the time of purchase.  The
           Distributor will use the service fee it receives from
           the Fund on those shares to reimburse FASCorp for
           providing personal services to the Class C accounts
           holding those shares.

           In addition, the Manager and the Distributor may make
           substantial payments to dealers or other financial
           intermediaries and service providers for distribution
           and/or shareholder servicing activities, out of their
           own resources, including the profits from the advisory
           fees the Manager receives from the Fund.  Some of these
           distribution-related payments may be made to dealers or
           financial intermediaries for marketing, promotional or
           related expenses; these payments are often referred to
           as "revenue sharing."  In some circumstances, those
           types of payments may create an incentive for a dealer
           or financial intermediary or its representatives to
           recommend or offer shares of the Fund or other
           Oppenheimer funds to its customers.  You should ask
           your dealer or financial intermediary for more details
           about any such payments it receives.

14.   The section of the Prospectuses for AMT-Free Municipals, AMT-Free
New York Municipals, California Municipal Fund, International Value
Fund, Limited Term California Municipal Fund, Limited Term Municipal
Fund, Limited Term New York Municipal Fund, New Jersey Municipal Fund,
Pennsylvania Municipal Fund, Rochester Fund Municipals, Rochester
National Municipals and Senior Floating Rate Fund entitled
"Distribution and Service (12b-1) Plans - Distribution and Service
Plans for Class B and Class C Shares." is amended by adding (for the
Senior Floating Rate Fund only, please delete the last paragraph then add) the following paragraphs at the end of the section:

           Under certain circumstances, the Distributor will pay
           the full Class B or Class C asset-based sales charge
           and the service fee to the dealer beginning in the
           first year after purchase of such shares in lieu of
           paying the dealer the sales concession and the advance
           of the first year's service fee at the time of
           purchase, if there is a special agreement between the
           dealer and the Distributor.  In those circumstances,
           the contingent deferred sales charge will not be paid
           to the dealer.

           In addition, the Manager and the Distributor may make
           substantial payments to dealers or other financial
           intermediaries and service providers for distribution
           and/or shareholder servicing activities, out of their
           own resources, including the profits from the advisory
           fees the Manager receives from the Fund.  Some of these
           distribution-related payments may be made to dealers or
           financial intermediaries for marketing, promotional or
           related expenses; these payments are often referred to
           as "revenue sharing."  In some circumstances, those
           types of payments may create an incentive for a dealer
           or financial intermediary or its representatives to
           recommend or offer shares of the Fund or other
           Oppenheimer funds to its customers.  You should ask
           your dealer or financial intermediary for more details
           about any such payments it receives.

15.   The section of each Prospectus, with the exception of Principal
Protected Main Street Fund, Principal Protected Main Street Fund II and
Senior Floating Rate Fund, entitled "How to Exchange Shares - Are There
Limitations on Exchanges?" is amended as follows:

      The first bullet point is amended to read as follows:

o     Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular
         business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account) receives an exchange request that conforms to the policies described above.  It must be received by the
         close of The New York Stock Exchange that day, which is
         normally 4:00 P.M. but may be earlier on some days.  The
         Transfer Agent may delay the reinvestment of the proceeds of an exchange up to five business days if it determines in its discretion that an earlier transmittal of the redemption
         proceeds to the receiving fund would be detrimental to the
         Fund from which the exchange is made or to the receiving fund.

      The second bullet point is amended to read as follows:

o     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its
         shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the Fund's implementation of its investment strategies may be negatively affected or the
         Fund might have to raise or retain more cash than the
         portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the
         Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's performance.  When the Transfer
         Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its investments, the Fund and the
         Transfer Agent may reject purchase orders and/or exchanges into the Fund.  The history of exchange activity in all
         accounts known by the Transfer Agent to be under common
         ownership or control within the Oppenheimer funds complex may be considered by the Transfer Agent, with respect to the
         review of exchanges involving this Fund as part of the
         Transfer Agent's procedures to detect and deter excessive
         exchange activity.  The Transfer Agent may permit exchanges that it believes in the exercise of its judgment are not
         disruptive.  The Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in
         those accounts.  There is no guarantee that the Transfer
         Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to
         curtail that activity.

         As stated above, the Fund permits dealers or financial
         intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).
         The Manager, the Distributor and/or the Transfer Agent have agreements with a limited number of broker-dealers and
         investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those
         broker-dealers or advisers agree to restrictions on their
         exchange activity (which are more stringent than the
         restrictions that apply to other shareholders).  Those
         restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client
         assets that may be invested in a particular fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts (including pursuant to the
         arrangements described above) if, in the Transfer Agent's
         judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.

16.   For the Senior Floating Rate Fund the second bullet point under the section entitled "How to Exchange Shares - Are There Limitations on
Exchanges?" is deleted in its entirety and replaced with the following:

o     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its
         shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the Fund's implementation of its investment strategies may be negatively affected or the
         Fund might have to raise or retain more cash than the
         portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the
         Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's performance.  When the Transfer
         Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its investments, the Fund and the
         Transfer Agent may reject purchase orders and/or exchanges into the Fund.  The history of exchange activity in all
         accounts known by the Transfer Agent to be under common
         ownership or control within the Oppenheimer funds complex may be considered by the Transfer Agent, with respect to the
         review of exchanges involving this Fund as part of the
         Transfer Agent's procedures to detect and deter excessive
         exchange activity.  The Transfer Agent may permit exchanges that it believes in the exercise of its judgment are not
         disruptive.  The Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in
         those accounts.  There is no guarantee that the Transfer
         Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to
         curtail that activity.

         As stated above, the Fund permits dealers or financial
         intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).
         The Manager, the Distributor and/or the Transfer Agent have agreements with a limited number of broker-dealers and
         investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those
         broker-dealers or advisers agree to restrictions on their
         exchange activity (which are more stringent than the
         restrictions that apply to other shareholders).  Those
         restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client
         assets that may be invested in a particular fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts (including pursuant to the
         arrangements described above) if, in the Transfer Agent's
         judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.

17.   The section entitled "How to Exchange Shares - Are There
Limitations On Exchanges?" for the Bond Fund, Limited Term Government
Fund, Main Street Fund, Inc., Strategic Income Fund and U.S. Government
Trust is amended by adding the following "bullet point":

o     Frequent purchases and redemptions of the Fund's shares by funds of funds that invest in the Fund and periodically re-adjust
            the amount of their investment pursuant to asset
            reallocation programs (described in their prospectuses) may also increase the Fund's portfolio turnover and resulting
            transaction costs.  The Board of Directors/Trustees of the
            Fund considered the possible effects of those transactions when it permitted these asset reallocation arrangements.
            Please refer to "How To Buy Shares - Investing Through
            Funds of Funds" for more information.

18.   The section of the Prospectuses for Champion Income Fund,
Developing Markets Fund, Discovery Fund, Emerging Growth Fund, Emerging
Technologies Fund, Global Fund, Global Opportunities Fund, Gold &
Special Minerals Fund, High Yield Fund, International Growth Fund,
International Small Company Fund, Quest International Value Fund, Real
Asset Fund and Small Cap Value Fund entitled "How to Sell Shares" is amended by deleting the second and third paragraphs and replacing them with the following:

            Redemption Fee.  The Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase. The fee applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the
            Transfer Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the
            Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days.  For shares of the
            Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction.  Shares held the longest will be redeemed first.

                  The redemption fee is not imposed on shares:

o     held in omnibus accounts of a financial intermediary, such as a broker-dealer or a retirement plan fiduciary
                        (however, shares held in retirement plans that
                        are not in omnibus accounts,
                        Oppenheimer-sponsored retirement plans such as
                        IRAs, and 403(b)(7) plans are subject to the
                        fee), if those institutions have not
                        implemented the system changes necessary to be
                        capable of processing the redemption fee;
o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar
                        fee-based programs and that have been
                        identified to the Distributor and the Transfer
                        Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds
                        Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an
                        agreement with the Distributor that permits
                        such redemptions without the imposition of
                        these fees, such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

19.   The section of each Prospectus entitled "Shareholder Account
Rules and Policies - A $12 annual fee" is amended by deleting the section in its entirety and replacing it with the following:

      A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September.  See the Statement of Additional
      Information (shareholders may visit the OppenheimerFunds website) to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

July 6, 2004                                                      PS0000.011

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

      This supplement amends the Statement of Additional Information ("SAI")
of each of the above referenced Funds as described below and is in addition to any existing supplements of the Funds.

1.    The second paragraph for each SAI, except for Cash Reserves and Money
Market Fund, Inc., under "Brokerage Policies of the Fund - Brokerage
Provisions of the Investment Advisory Agreement" is deleted and replaced by the following paragraphs:

           Under the investment advisory agreement, in choosing
           brokers to execute portfolio transactions for the Fund,
           the Manager may select brokers (other than affiliates)
           that provide brokerage and/or research services to the
           Fund and/or the other accounts over which the Manager
           or its affiliates have investment discretion.  The
           concessions paid to those brokers may be higher than
           another qualified broker would charge, if the Manager
           makes a good faith determination that the concession is
           fair and reasonable in relation to the services
           provided.

           Subject to those considerations, as a factor in
           selecting brokers for the Fund's portfolio
           transactions, the investment advisory agreement also
           permits the Manager to consider sales of shares of the
           Fund and other investment companies for which the
           Manager or an affiliate serves as investment adviser.
           Notwithstanding that authority, and with the
           concurrence of the Fund's Board, the Manager has
           determined not to consider sales of shares of the Fund
           and other investment companies for which the Manager or
           an affiliate serves as investment adviser as a factor
           in selecting brokers for the Fund's portfolio
           transactions.  However, the Manager may continue to
           effect portfolio transactions through brokers who sell
           shares of the Fund.

2.    The paragraph under "Distribution and Service Plans - Distribution and
Service Plans", with the exception of Money Market Fund, beginning with the following sentence "Under the plans, the Manager and the
Distributor may make payments to affiliates and in their sole discretion,...." is deleted in its entirety and replaced with the following paragraphs:

           Under the Plans, the Manager and the Distributor may
           make payments to affiliates.  In their sole discretion,
           they may also from time to time make substantial
           payments from their own resources, which include the
           profits the Manager derives from the advisory fees it
           receives from the Fund, to compensate brokers, dealers,
           financial institutions and other intermediaries for
           providing distribution assistance and/or administrative
           services or that otherwise promote sales of the Fund's
           shares.  These payments, some of which may be referred
           to as "revenue sharing," may relate to the Fund's
           inclusion on a financial intermediary's preferred list
           of funds offered to its clients.

           Financial intermediaries, brokers and dealers may
           receive other payments from the Distributor or the
           Manager from their own resources in connection with the
           promotion and/or sale of shares of the Fund, including
           payments to defray expenses incurred in connection with
           educational seminars and meetings.  The Manager or
           Distributor may share expenses incurred by financial
           intermediaries in conducting training and educational
           meetings about aspects of the Fund for employees of the
           intermediaries or for hosting client seminars or
           meetings at which the Fund is discussed.  In their sole
           discretion, the Manager and/or the Distributor may
           increase or decrease the amount of payments they make
           from their own resources for these purposes.

3.    The fifth paragraph under "Distribution and Service Plans - Class B,
Class C and Class N Service and Distribution Plans" or under "Distribution
                                                    --------
and Service Plans - Class B, Class C (add "Class M" for Convertible
Securities Fund only) and Class N Service and Distribution Plan Fees" in each
SAI, for the Capital Preservation Fund, Convertible Securities Fund,
Developing Markets Fund, High Yield Fund, International Small Company Fund,
Main Street Opportunity Fund, Main Street Small Cap Fund, Quest Balanced
Fund, Quest Opportunity Value Fund, Small Cap Fund, Quest International Value
Fund and Select Value Fund is deleted and replaced by the following paragraph:

           Class B, Class C or Class N shares may not be purchased
           by an investor directly from the Distributor without
           the investor designating another broker-dealer of
           record.  If the investor no longer has another
           broker-dealer of record for an existing account, the
           Distributor is automatically designated as the
           broker-dealer of record, but solely for the purpose of
           acting as the investor's agent to purchase the shares.
           In those cases, the Distributor retains the asset-based
           sales charge paid on Class B, Class C and Class N
           shares, but does not retain any service fees as to the
           assets represented by that account.

4.    The second paragraph under "Distribution and Service Plans -
Class B, Class C and Class N Service and Distribution Plans" or
                                                             ---
under "Distribution and Service Plans - Class B, Class C and Class
-----
N Service and Distribution Plan Fees" for the Balanced Fund, Bond
Fund, Capital Appreciation Fund, Capital Income Fund, Champion
Income Fund, Discovery Fund, Disciplined Allocation Fund, Emerging
Growth Fund, Emerging Technologies Fund, Enterprise Fund, Equity
Fund, Inc., Global Fund, Global Opportunity Fund, Gold & Special
Minerals Fund, Growth Fund, International Bond Fund, International
Growth Fund, International Value Fund, Limited Term Government
Fund, Main Street Fund, MidCap Fund, Quest Capital Value Fund,
Inc., Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund,
Strategic Income Fund, Total Return Bond Fund, U.S. Government
Trust and Value Fund is amended by deleting the last sentence and replacing it with the following:

           Class B, Class C or Class N shares may not be purchased
           by an investor directly from the Distributor without
           the investor designating another broker-dealer of
           record.  If the investor no longer has another
           broker-dealer of record for an existing account, the
           Distributor is automatically designated as the
           broker-dealer of record, but solely for the purpose of
           acting as the investor's agent to purchase the shares.
           In those cases, the Distributor retains the asset-based
           sales charge paid on Class B, Class C and Class N
           shares, but does not retain any service fees as to the
           assets represented by that account.

5.    The fifth paragraph under "Distribution and Service Plans - Class B and
Class C Service and Distribution Plans" or under "Distribution and Service
                                        --------
Plans - Class B and Class C Service and Distribution Plan Fees" for the
AMT-Free Municipals, AMT-Free New York Municipals, California Municipal Fund,
Cash Reserves, International Large-Cap Core Fund, Limited Term Municipal
Fund, New Jersey Municipal Fund, Pennsylvania Municipal Fund, Rochester
National Municipals and Senior Floating Rate Fund is deleted and replaced by the following paragraph:

           Class B or Class C shares may not be purchased by an
           investor directly from the Distributor without the
           investor designating another broker-dealer of record.
           If the investor no longer has another broker-dealer of
           record for an existing account, the Distributor is
           automatically designated as the broker-dealer of
           record, but solely for the purpose of acting as the
           investor's agent to purchase the shares.  In those
           cases, the Distributor retains the asset-based sales
           charge paid on Class B and Class C shares, but does not
           retain any service fees as to the assets represented by
           that account.

6.    The second paragraph under "Distribution and Service Plans -
Class B, and Class C Service and Distribution Plans" or under
                                                     --------
"Distribution and Service Plans - Class B and Class C Service and
Distribution Plan Fees" for the Limited Term California Municipal
Fund, Limited Term New York Municipal Fund and Rochester Fund
Municipals is amended by deleting the last sentence and replacing it with the following:

           Class B or Class C shares may not be purchased by an
           investor directly from the Distributor without the
           investor designating another broker-dealer of record.
           If the investor no longer has another broker-dealer of
           record for an existing account, the Distributor is
           automatically designated as the broker-dealer of
           record, but solely for the purpose of acting as the
           investor's agent to purchase the shares.  In those
           cases, the Distributor retains the asset-based sales
           charge paid on Class B and Class C shares, but does not
           retain any service fees as to the assets represented by
           that account.

7.    The following paragraph is added before the section titled
"AccountLink" under "How to Buy Shares", except for the Principal
Protected Main Street Fund and Principal Protected Main Street
Fund II:

           When you purchase shares of the Fund, your ownership
           interest in the shares of the Fund will be recorded as
           a book entry on the records of the Fund.  The Fund will
           not issue or re-register physical share certificates.

8.    The first paragraph under "About Your Account - How to Buy
Shares - Retirement Plans," with the exception of the following funds: AMT-Free Municipals, AMT-Free New York Municipals,
California Municipal Fund, Cash Reserves, Limited Term California
Municipal Fund, Limited Term Municipal Fund, Limited Term New York
Municipal Fund, Money Market Fund, Inc., New Jersey Municipal
Fund, Pennsylvania Municipal Fund, Principal Protected Main Street
Fund, Principal Protected Main Street Fund II, Rochester Fund
Municipals, Rochester National Municipals and Senior Floating Rate
Fund, is deleted and replaced with the following:

           Retirement Plans.  Certain types of retirement plans
           are entitled to purchase shares of the Fund without
           sales charges or at reduced sales charge rates, as
           described in an Appendix to this Statement of
           Additional Information.  Certain special sales charge
           arrangements described in that Appendix apply to
           retirement plans whose records are maintained on a
           daily valuation basis by Merrill Lynch Pierce Fenner &
           Smith, Inc. ("Merrill Lynch") or an independent record
           keeper that has a contract or special arrangement with
           Merrill Lynch.  If on the date the plan sponsor signed
           the Merrill Lynch record keeping service agreement the
           plan has less than $1 million in assets invested in
           applicable investments (other than assets invested in
           money market funds), then the retirement plan may
           purchase only Class C shares of the Oppenheimer funds.
           If on the date the plan sponsor signed the Merrill
           Lynch record keeping service agreement the plan has $1
           million or more in assets but less than $5 million in
           assets invested in applicable investments (other than
           assets invested in money market funds), then the
           retirement plan may purchase only Class N shares of the
           Oppenheimer funds.  If on the date the plan sponsor
           signed the Merrill Lynch record keeping service
           agreement the plan has $5 million or more in assets
           invested in applicable investments (other than assets
           invested in money market funds), then the retirement
           plan may purchase only Class A shares of the
           Oppenheimer funds.

9.    The last paragraph under "About Your Account - How to Buy
Shares - Classes of Shares" with the exception of Cash Reserves,
Money Market Fund, Inc., Principal Protected Main Street Fund,
Principal Protected Main Street Fund II and Senior Floating Rate
Fund, is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount
           greater than $250,000 to purchase Class B shares or
           more than $1 million to purchase Class C shares on
           behalf of a single investor (not including dealer
           "street name" or omnibus accounts).  Effective July 15,
           2004, the Distributor will not accept an order in an
           amount greater than $100,000 to purchase Class B shares
           on behalf of a single investor (not including dealer
           "street name" or omnibus accounts).

10.   For Cash Reserves the last paragraph under "How to Buy
Shares - Classes of Shares - Alternative Sales Arrangements" is
deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount
           greater than $250,000 to purchase Class B shares or
           more than $1 million to purchase Class C shares on
           behalf of a single investor (not including dealer
           "street name" or omnibus accounts).  Effective July 15,
           2004, the Distributor will not accept an order in an
           amount greater than $100,000 to purchase Class B shares
           on behalf of a single investor (not including dealer
           "street name" or omnibus accounts).

11.   For the Senior Floating Rate Fund, the section titled "About
Your Account - Classes of Shares" is deleted in its entirety and replaced with the following paragraphs:

            Classes of Shares.  The Fund's multiple class
            structure is available because the Fund has obtained
            from the Securities and Exchange Commission an
            exemptive order (discussed in "Distribution Plans")
            permitting it to offer more than one class of shares.
            The availability of the Fund's share classes is
            contingent upon the continued availability of the
            relief under that order.

                  Each class of shares of the Fund represents an
            interest in the same portfolio of investments of the
            Fund.  However, each class has different shareholder
            privileges and features. The net income attributable
            to Class B or Class C shares and the dividends payable
            on Class B or Class C shares will be reduced by
            incremental expenses borne solely by that class.
            Those expenses include the asset-based sales charges
            to which Class B and Class C shares are subject.

                  The availability of different classes of shares
            permits an investor to choose the method of purchasing
            shares that is more appropriate for the investor.
            That may depend on the amount of the purchase, the
            length of time the investor expects to hold shares,
            and other relevant circumstances.  Class A shares
            normally are sold subject to an initial sales charge.
            While Class B and Class C shares have no initial sales
            charge, the purpose of the early withdrawal charge and
            asset-based sales charge on Class B and Class C shares
            is the same as that of the initial sales charge on
            Class A shares -to compensate the Distributor and
            brokers, dealers and financial institutions that sell
            shares of the Fund.  A salesperson who is entitled to
            receive compensation from his or her firm for selling
            Fund shares may receive different levels of
            compensation for selling one class of shares rather
            than another.

            The Distributor will not accept an order in an amount
            greater than $250,000 to purchase Class B shares or
            more than $1 million to purchase Class C shares on
            behalf of a single investor (not including dealer
            "street name" or omnibus accounts).  Effective July 15,
            2004, the Distributor will not accept an order in an
            amount greater than $100,000 to purchase Class B
            shares on behalf of a single investor (not including
            dealer "street name" or omnibus accounts)

12.   The entire section under "About Your Account - How to Buy
Shares - Account Fees" with the exception of the Principal
Protected Main Street Fund and Principal Protected Main Street
Fund II, is deleted in its entirety and replaced with the
following:

            Fund Account Fees. As stated in the Prospectus, a $12
            annual "Minimum Balance Fee" is assessed on each Fund
            account with a share balance valued under $500. The
            Low Balance Fee is automatically deducted from each
            such Fund account on or about the second to last
            business day of September.

            Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares.
                     However, once all Class B shares held in the account
                     have been converted to Class A shares the new account
                     balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
                     Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
                     Custom Plus, Recordkeeper Pro and Pension Alliance
                     Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the
                     date the fee is deducted.

            To access account documents electronically via eDocs Direct, please visit the Service Center on our website at
            www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
            ------------------------

         The Fund reserves the authority to modify Fund Account
         Fees in its discretion.

13.    The Appendix to each SAI, with the exception of Money Market
Fund, Inc., titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" is amended by deleting the third bullet point under "Waivers of Class A Sales Charges of Oppenheimer Funds
- Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions."

14.   The Appendix to each SAI, with the exception of Money Market
Fund, Inc., titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" is amended by deleting the seventh bullet point under the section "Waivers of Class B, Class C and
Class N Sales Charges of Oppenheimer Funds - Waivers for
Redemptions in Certain Cases" and replacing it with the following bullet point:

o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement
            Plan sponsor and submitted more than 12 months after
            the Retirement Plan's first purchase of Class C
            shares, if the redemption proceeds are invested to
            purchase Class N shares of one or more Oppenheimer
            funds.

July 6, 2004                                                      PX0000.012